Related party transactions (Details) - Schedule of other payables – related parties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions (Details) - Schedule of other payables – related parties [Line Items]
Total	$ 3,262
Mun Wah Wan [Member]
Related party transactions (Details) - Schedule of other payables – related parties [Line Items]
Relationship	Chairman of the board of directors of the Company
Total	$ 3,262